Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as calculated in accordance with such rule) (CAP) and certain financial performance metrics of Tidewater. Amounts reflected in the tables below for prior years have been updated to reflect the updated 2022 and 2023 values reported in the Summary Compensation Table, as discussed in notes 3 and 5 thereto, and to correct for inadvertent errors in calculating the equity award adjustments of previously awarded stock options and PRSU’s. As discussed in the CD&A above, our C&HC Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of Tidewater’s financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. For further information concerning Tidewater’s pay for performance philosophy and how Tidewater aligns executive compensation with performance, see “Compensation Discussion and Analysis—Pay-for-Performance Driven” beginning on page 41.
					Value of initial fixed $100 investment based on:		(Stated in millions)
Year	Summary Compensation Table Total for CEO(1)	Compensation actually paid to CEO(2)	Average Summary compensation table total for non-CEO NEOs(1)(3)	Average compensation actually paid to non-CEO NEOs(3)(4)	Total shareholder return(5)	Peer group total shareholder return(6)	Net income (loss) (millions)(7)	FCF(8)
2024	$5,870,091	$688,325	$2,048,207	$1,114,659	$284	$102	$179.0	$331.0
2023	$4,959,672	$24,642,586	$1,783,291	$5,401,625	$374	$115	$95.6	$111.3
2022	$5,544,038	$21,686,644	$1,631,338	$4,320,311	$191	$113	$(22)	$50.6
2021	$3,023,513	$3,857,366	$1,307,744	$1,312,016	$56	$70	$(129.0)	$52.2
2020	$2,923,216	$2,571,345	$843,539	$603,951	$45	$58	$(196.2)	$52.7
(1)
The dollar amounts reported are the amounts of “Total” compensation reported in our Summary Compensation Table for our CEO and President, Quintin Kneen, during each year.

(2)
The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules for the CEO for each year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	CAP to CEO
2024	$5,870,091	$4,431,854	$(749,912)	$688,325
2023	$4,959,672	$4,213,910	$23,896,824	$24,642,586
2022	$5,544,038	$4,388,939	$20,531,545	$21,686,644
2021	$3,023,513	$2,055,123	$2,888,976	$3,857,366
2020	$2,923,216	$1,702,106	$1,350,235	$2,571,345

a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

b)
The equity award adjustments for each applicable year were calculated in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. These adjustments include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$2,311,077	$(516,823)	$(2,544,166)	—	$(749,912)
2023	$8,695,530	$2,130,069	$13,071,244	—	$23,896,824
2022	$9,714,190	$2,679,394	$8,137,961	—	$20,531,545
2021	$1,961,826	$569,161	$357,989	—	$2,888,976
2020	$2,553,882	$(476,839)	$(726,808)	—	$1,350,235

(3)
The dollar amounts reported represent the average of the amounts reported for Tidewater’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year include Messrs. Rubio, Darling and Hudson and include Mr. Middleton for fiscal year 2024 only.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the applicable NEOs, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs for each year to determine the compensation actually paid:

Year	Summary Compensation Table Avg for Other NEOs	Average Reported Value of Equity Awards Other NEOs (a)	Average Equity Award Adjustments (b)	Average Adjustment for Pension Plan Amounts	Average CAP to Other NEOs
2024	$2,048,207	$1,315,117	$381,698	$128	$1,114,659
2023	$1,783,291	$1,046,689	$4,665,203	—	$5,401,625
2022	$1,631,338	$957,944	$3,646,918	—	$4,320,311
2021	$1,307,744	$747,198	$750,637	$(833)	$1,312,016
2020	$843,539	$155,509	$(82,900)	$(1,180)	$603,951

a)
The grant date fair value of equity awards represents the average of the total amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

b)
The equity award adjustments for each applicable year were calculated using valuation methodologies (x) to compute fair values that did not materially differ from those disclosed at the time of grant and (y) are accordance with FASB ASC 718. These adjustments include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$731,038	$159,357	$(508,697)	—	$381,698
2023	$2,040,461	$285,925	$2,338,817	—	$4,665,203
2022	$2,010,857	$350,783	$1,285,278	—	$3,646,918
2021	$629,127	$72,700	$48,810	—	$750,637
2020	$259,381	$(173,640)	$(168,640)	—	$(82,900)
(5)
Cumulative total shareholder return (“TSR”) is calculated assuming $100 was invested on December 31, 2019, and through the end of each fiscal year shown in the table.

(6)
Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector (OSX) index, as of December 31, 2024, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is one of the peer groups used by Tidewater for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Tidewater’s Annual Report on Form 10-K for the year ended December 31, 2024.

(7)
The dollar amounts reported represent the amount of net income reflected in Tidewater’s audited financial statements for the applicable year.

(8)
For a reconciliation of net cash provided by operating activities to free cash flow, see Appendix A hereto and in our other proxy statements for years 2021-2024.

Company Selected Measure Name	FCF
Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of “Total” compensation reported in our Summary Compensation Table for our CEO and President, Quintin Kneen, during each year.
(3)
The dollar amounts reported represent the average of the amounts reported for Tidewater’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year include Messrs. Rubio, Darling and Hudson and include Mr. Middleton for fiscal year 2024 only.

Peer Group Issuers, Footnote
(6)
Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector (OSX) index, as of December 31, 2024, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is one of the peer groups used by Tidewater for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Tidewater’s Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 5,870,091	$ 4,959,672	$ 5,544,038	$ 3,023,513	$ 2,923,216
PEO Actually Paid Compensation Amount	$ 688,325	24,642,586	21,686,644	3,857,366	2,571,345
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules for the CEO for each year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	CAP to CEO
2024	$5,870,091	$4,431,854	$(749,912)	$688,325
2023	$4,959,672	$4,213,910	$23,896,824	$24,642,586
2022	$5,544,038	$4,388,939	$20,531,545	$21,686,644
2021	$3,023,513	$2,055,123	$2,888,976	$3,857,366
2020	$2,923,216	$1,702,106	$1,350,235	$2,571,345

a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

b)
The equity award adjustments for each applicable year were calculated in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. These adjustments include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$2,311,077	$(516,823)	$(2,544,166)	—	$(749,912)
2023	$8,695,530	$2,130,069	$13,071,244	—	$23,896,824
2022	$9,714,190	$2,679,394	$8,137,961	—	$20,531,545
2021	$1,961,826	$569,161	$357,989	—	$2,888,976
2020	$2,553,882	$(476,839)	$(726,808)	—	$1,350,235

Non-PEO NEO Average Total Compensation Amount	$ 2,048,207	1,783,291	1,631,338	1,307,744	843,539
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,114,659	5,401,625	4,320,311	1,312,016	603,951
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported represent the average of the amounts reported for Tidewater’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year include Messrs. Rubio, Darling and Hudson and include Mr. Middleton for fiscal year 2024 only.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the applicable NEOs, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs for each year to determine the compensation actually paid:

Year	Summary Compensation Table Avg for Other NEOs	Average Reported Value of Equity Awards Other NEOs (a)	Average Equity Award Adjustments (b)	Average Adjustment for Pension Plan Amounts	Average CAP to Other NEOs
2024	$2,048,207	$1,315,117	$381,698	$128	$1,114,659
2023	$1,783,291	$1,046,689	$4,665,203	—	$5,401,625
2022	$1,631,338	$957,944	$3,646,918	—	$4,320,311
2021	$1,307,744	$747,198	$750,637	$(833)	$1,312,016
2020	$843,539	$155,509	$(82,900)	$(1,180)	$603,951

a)
The grant date fair value of equity awards represents the average of the total amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

b)
The equity award adjustments for each applicable year were calculated using valuation methodologies (x) to compute fair values that did not materially differ from those disclosed at the time of grant and (y) are accordance with FASB ASC 718. These adjustments include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$731,038	$159,357	$(508,697)	—	$381,698
2023	$2,040,461	$285,925	$2,338,817	—	$4,665,203
2022	$2,010,857	$350,783	$1,285,278	—	$3,646,918
2021	$629,127	$72,700	$48,810	—	$750,637
2020	$259,381	$(173,640)	$(168,640)	—	$(82,900)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Financial Performance Measures Absolute Total Shareholder Return Relative Total Shareholder Return Free Cash Flow
Total Shareholder Return Amount	$ 284	374	191	56	45
Peer Group Total Shareholder Return Amount	102	115	113	70	58
Net Income (Loss)	$ 179,000,000	$ 95,600,000	$ (22,000,000)	$ (129,000,000)	$ (196,200,000)
Company Selected Measure Amount	331,000,000	111,300,000	50,600,000	52,200,000	52,700,000
PEO Name	Quintin Kneen
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	(8) For a reconciliation of net cash provided by operating activities to free cash flow, see Appendix A hereto and in our other proxy statements for years 2021-2024.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,431,854)	$ (4,213,910)	$ (4,388,939)	$ (2,055,123)	$ (1,702,106)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(749,912)	23,896,824	20,531,545	2,888,976	1,350,235
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,311,077	8,695,530	9,714,190	1,961,826	(2,553,882)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(516,823)	2,130,069	2,679,394	569,161	(476,839)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,544,166)	13,071,244	8,137,961	357,989	(726,808)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128			(833)	(1,180)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,315,117)	(1,046,689)	(957,944)	(747,198)	(155,509)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	381,698	4,665,203	3,646,918	750,637	(82,900)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	731,038	2,040,461	2,010,857	(629,127)	(259,381)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,357	285,925	350,783	72,700	(173,640)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(508,697)	2,338,817	1,285,278	48,810	(168,640)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount